Cover	Mar. 30, 2022
Cover [Abstract]
Entity Registrant Name	OXBRIDGE RE HOLDINGS LIMITED
Entity Central Index Key	0001584831
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 30, 2022
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	98-1150254
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-36346
Entity Address Address Line 1	Suite 201
Entity Address Address Line 2	42 Edward Street
Entity Address City Or Town	Grand Cayman
Entity Address Address Line 3	GeorgetownP.O. Box 469
Entity Address Postal Zip Code	KY1-9006
City Area Code	345
Local Phone Number	749-7570
Security 12b Title	Ordinary Shares (par value $0.001)
Trading Symbol	OXBR
Security Exchange Name	NASDAQ
Entity Address Country	KY